----------------------------
                                                    OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number: 3235-0578

                                                    Expires: May 31, 2007

                                                    Estimated average burden
                                                    hours per response: 21.09
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number    811-09911
                                   -------------------------------------

                            Hussman Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  5136 Dorsey Hall Drive      Ellicott City, Maryland       21042
--------------------------------------------------------------------------------
  (Address of principal executive offices)                (Zip code)

                                 John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415)715-1145
                                                    ---------------------------

Date of fiscal year end:       June 30, 2007
                          ------------------------------------

Date of reporting period:      September 30, 2006
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS -- 96.44%                                  VALUE
================================================================================
             AIR FREIGHT & LOGISTICS -- 1.75%
    250,000  FedEx Corp.                                         $   27,170,000
    350,000  United Parcel Service, Inc.                             25,179,000
                                                                 ---------------
                                                                     52,349,000
                                                                 ---------------
             AUTOMOBILES -- 1.57%
    750,000  Honda Motor Co. Ltd. - ADR                              25,222,500
    200,000  Toyota Motor Corp. - ADR                                21,780,000
                                                                 ---------------
                                                                     47,002,500
                                                                 ---------------
             BEVERAGES -- 4.78%
  1,250,000  Coca-Cola Co. (The)                                     55,850,000
     30,200  Fomento Economico Mexicano, S.A. de C.V. - ADR           2,927,588
    545,500  Pepsi Bottling Group, Inc. (The)                        19,365,250
  1,000,000  PepsiCo, Inc.                                           65,260,000
                                                                 ---------------
                                                                    143,402,838
                                                                 ---------------
             BIOTECHNOLOGY -- 3.20%
    100,000  Amgen, Inc.(a)                                           7,153,000
  1,750,000  Applera Corp. - Applied Biosystems Group                57,942,500
    350,000  Gilead Sciences, Inc.(a)                                24,045,000
    119,500  Illumina, Inc.(a)                                        3,948,280
     74,500  Integra LifeSciences Holdings(a)                         2,792,260
                                                                 ---------------
                                                                     95,881,040
                                                                 ---------------
             BUILDING PRODUCTS -- 0.73%
    800,000  MASCO CORP.                                             21,936,000
                                                                 ---------------

             CAPITAL MARKETS -- 1.25%
    353,100  E*TRADE Financial Corp.(a)                               8,446,152
    400,000  Morgan Stanley                                          29,164,000
                                                                 ---------------
                                                                     37,610,152
                                                                 ---------------
             CHEMICALS -- 2.86%
    233,900  Albany Molecular Research, Inc.(a)                       2,189,304
    100,000  BASF AG - ADR                                            8,010,000
    291,300  Dow Chemical Co.                                        11,354,874
    300,000  Eastman Chemical Co.                                    16,206,000
    350,000  Headwaters, Inc.(a)                                      8,172,500
    150,000  International Flavors & Fragrances, Inc.                 5,931,000
    250,000  OM Group, Inc.(a)                                       10,985,000
    100,000  PPG Industries, Inc.                                     6,708,000
    200,000  Rohm and Haas Co.                                        9,470,000
     88,500  Sigma-Aldrich Corp.                                      6,696,795
                                                                 ---------------
                                                                     85,723,473
                                                                 ---------------
             COMMERCIAL BANKS -- 1.02 %
    300,000  Bank of America Corp.                                   16,071,000
    200,000  Barclays plc - ADR                                      10,154,000
    100,000  BB&T Corp.                                               4,378,000
                                                                 ---------------
                                                                     30,603,000
                                                                 ---------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 96.44% (CONTINUED)                      VALUE
================================================================================
             COMMERCIAL SERVICES & SUPPLIES -- 2.70%
    200,000  Avery Dennison Corp.                                $   12,034,000
    250,000  Deluxe Corp.                                             4,275,000
    260,700  John H. Harland Co.                                      9,502,515
  1,500,000  Waste Management, Inc.                                  55,020,000
                                                                 ---------------
                                                                     80,831,515
                                                                 ---------------
             COMMUNICATIONS EQUIPMENT -- 1.14%
    500,000  Avaya, Inc.(a)                                           5,720,000
    711,700  CommScope, Inc.(a)                                      23,386,462
    200,000  Motorola, Inc.                                           5,000,000
                                                                 ---------------
                                                                     34,106,462
                                                                 ---------------
             COMPUTERS AND PERIPHERALS -- 2.83%
    155,000  Ambient Corp.(a)                                            22,475
    350,000  Lexmark International, Inc.(a)                          20,181,000
    450,000  msystems Ltd.(a)                                        18,108,000
    800,000  SanDisk Corp.(a)                                        42,832,000
    157,100  Synaptics, Inc.(a)                                       3,828,527
                                                                 ---------------
                                                                     84,972,002
                                                                 ---------------
             CONSTRUCTION MATERIALS -- 0.38%
     93,400  Nanophase Technologies Corp.(a)                            563,202
     75,000  POSCO - ADR                                              4,869,750
    308,900  RPM International, Inc.                                  5,866,011
                                                                 ---------------
                                                                     11,298,963
                                                                 ---------------
             DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.96%
    500,000  ALLTEL Corp.                                            27,750,000
  1,000,000  AT&T, Inc.                                              32,560,000
    107,800  BT Group plc - ADR                                       5,451,446
    500,000  CenturyTel, Inc.                                        19,835,000
  2,500,000  Nokia Oyj - ADR                                         49,225,000
  1,000,000  Verizon Communications, Inc.                            37,130,000
    516,963  Windstream Corp.                                         6,818,742
                                                                 ---------------
                                                                    178,770,188
                                                                 ---------------
             ELECTRICAL EQUIPMENT -- 1.48%
    150,000  Emerson Electric Co.                                    12,579,000
    441,200  Energizer Holdings, Inc.(a)                             31,761,988
                                                                 ---------------
                                                                     44,340,988
                                                                 ---------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.64%
    266,000  Benchmark Electronics, Inc.(a)                           7,150,080
    758,800  Checkpoint Systems, Inc.(a)                             12,527,788
     49,900  FEI Co.(a)                                               1,053,389
    200,000  Flextronics International Ltd.(a)                        2,528,000
    500,000  Garmin Ltd.                                             24,390,000
    721,200  Nano-Proprietary, Inc.(a)                                  901,500
     14,000  Trimble Navigation Ltd.(a)                                 659,120
                                                                 ---------------
                                                                     49,209,877
                                                                 ---------------
             ENERGY EQUIPMENT & SERVICES -- 0.43%
     50,000  Distributed Energy Systems Corp.(a)                        161,500
    250,000  Valero Energy Corp.                                     12,867,500
                                                                 ---------------
                                                                     13,029,000
                                                                 ---------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 96.44% (CONTINUED)                      VALUE
================================================================================
             FOOD & DRUG RETAIL -- 0.09%
     73,900  Hormel Foods Corp.                                  $    2,658,922
                                                                 ---------------

             FOOD PRODUCTS -- 6.04%
    700,000  Archer-Daniels-Midland Co.                              26,516,000
  1,500,000  Campbell Soup Co.                                       54,750,000
    500,000  General Mills, Inc.                                     28,300,000
    689,600  H.J. Heinz Co.                                          28,914,928
    500,000  Kellogg Co.                                             24,760,000
    500,000  Kraft Foods, Inc.                                       17,830,000
                                                                 ---------------
                                                                    181,070,928
                                                                 ---------------
             GAS UTILITIES -- 0.14%
    115,600  National Fuel Gas Co.                                    4,202,060
                                                                 ---------------

             HEALTH CARE EQUIPMENT & SUPPLIES -- 0.90%
    250,000  Accelrys, Inc.(a)                                        1,572,500
    300,000  Boston Scientific Corp.(a)                               4,437,000
    450,000  Medtronic, Inc.                                         20,898,000
                                                                 ---------------
                                                                     26,907,500
                                                                 ---------------
             HEALTH CARE PROVIDERS & SERVICES -- 0.83%
    150,000  Cardinal Health, Inc.                                    9,861,000
    300,000  HCA, Inc.                                               14,967,000
                                                                 ---------------
                                                                     24,828,000
                                                                 ---------------
             HOTELS, RESTAURANTS & LEISURE -- 1.30%
  1,000,000  McDonald's Corp.                                        39,120,000
                                                                 ---------------

             HOUSEHOLD DURABLES -- 1.64%
    200,000  Black & Decker Corp.                                    15,870,000
    146,500  Sherwin-Williams Co.                                     8,171,770
    300,000  Whirlpool Corp.                                         25,233,000
                                                                 ---------------
                                                                     49,274,770
                                                                 ---------------
             HOUSEHOLD PRODUCTS -- 3.32%
    482,300  Clorox Co. (The)                                        30,384,900
    800,000  Colgate-Palmolive Co.                                   49,680,000
    300,000  Kimberly-Clark Corp.                                    19,608,000
                                                                 ---------------
                                                                     99,672,900
                                                                 ---------------
             INFORMATION TECHNOLOGY CONSULTING & SERVICES -- 3.56%
    145,000  Affiliated Computer Services, Inc.(a)                    7,519,700
  1,200,000  Computer Sciences Corp.(a)                              58,944,000
    518,100  Convergys Corp.(a)                                      10,698,765
    500,000  Fiserv, Inc.(a)                                         23,545,000
    250,000  Macrovision Corp.(a)                                     5,922,500
                                                                 ---------------
                                                                    106,629,965
                                                                 ---------------
             INSURANCE -- 0.68%
    200,000  Arthur J. Gallagher & Co.                                5,334,000
    300,000  Berkley (W.R.) Corp.                                    10,617,000
     87,700  Chubb Corp. (The)                                        4,556,892
                                                                 ---------------
                                                                     20,507,892
                                                                 ---------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 96.44% (CONTINUED)                      VALUE
================================================================================
             INTERNET SOFTWARE & SERVICES -- 0.19%
    250,000  Cisco Systems, Inc.(a)                              $    5,750,000
                                                                 ---------------

             LEISURE EQUIPMENT & PRODUCTS -- 1.43%
    348,100  Borders Group, Inc.                                      7,101,240
     92,500  Brunswick Corp.                                          2,885,075
     49,400  Fuji Photo Film Co. Ltd. - ADR                           1,801,124
  1,200,000  Grupo Televisa S.A. - ADR                               25,512,000
    755,000  TiVo, Inc.(a)                                            5,730,450
                                                                 ---------------
                                                                     43,029,889
                                                                 ---------------
             MACHINERY -- 3.33%
    200,000  Caterpillar, Inc.                                       13,160,000
    600,000  Deere & Co.                                             50,346,000
    300,000  Illinois Tool Works, Inc.                               13,470,000
    600,000  Ingersoll-Rand Co., Ltd.                                22,788,000
                                                                 ---------------
                                                                     99,764,000
                                                                 ---------------
             MEDIA -- 1.15%
    100,000  Comcast Corp - Class A Special(a)                        3,681,000
  1,000,000  Walt Disney Co. (The)                                   30,910,000
                                                                 ---------------
                                                                     34,591,000
                                                                 ---------------
             METALS & MINING -- 1.25%
    750,000  Nucor Corp.                                             37,117,500
     28,200  Worthington Industries, Inc.                               481,092
                                                                 ---------------
                                                                     37,598,592
                                                                 ---------------
             MULTILINE RETAIL -- 1.02%
    800,000  Dollar General Corp.                                    10,904,000
    632,100  Dollar Tree Stores, Inc.(a)                             19,569,816
                                                                 ---------------
                                                                     30,473,816
                                                                 ---------------
             OFFICE ELECTRONICS -- 0.57%
    326,500  Canon, Inc. - ADR                                       17,072,685
                                                                 ---------------

             OIL & GAS -- 7.11%
    150,000  Anadarko Petroleum Corp.                                 6,574,500
    250,000  BP Amoco plc - ADR                                      16,395,000
    250,000  Chevron Corp.                                           16,215,000
    804,105  ConocoPhillips                                          47,868,371
    800,000  Exxon Mobil Corp.                                       53,680,000
    450,000  Marathon Oil Corp.                                      34,605,000
    250,000  Newfield Exploration Co.(a)                              9,635,000
    100,000  Petroleo Brasileiro S.A. - ADR                           8,383,000
     80,000  Pogo Producing Co.                                       3,276,000
    250,000  Royal Dutch Petroleum Co.                               16,525,000
                                                                 ---------------
                                                                    213,156,871
                                                                 ---------------

             PAPER & FOREST PRODUCTS -- 0.81%
    700,000  International Paper Co.                                 24,241,000
                                                                 ---------------

             PERSONAL PRODUCTS -- 0.29%
    301,000  NBTY, Inc.(a)                                            8,810,270
                                                                 ---------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 96.44% (CONTINUED)                      VALUE
================================================================================
             PHARMACEUTICALS -- 11.73%
    565,800  Altair Nanotechnologies, Inc.(a)                    $    2,161,356
  1,553,600  Biovail Corp.                                           23,676,864
    250,000  Cephalon, Inc.(a)                                       15,437,500
  1,000,000  GlaxoSmithKline plc - ADR                               53,230,000
    750,000  Johnson & Johnson                                       48,705,000
    500,000  King Pharmaceuticals, Inc.(a)                            8,515,000
    750,000  Novartis AG - ADR                                       43,830,000
    600,000  Omnicare, Inc.                                          25,854,000
  1,800,000  Pfizer, Inc.                                            51,048,000
    340,000  Pharmaceutical Product Development, Inc.                12,134,600
    125,000  Pharmacopeia Drug Discovery, Inc.(a)                       473,750
    579,000  Sanofi-Aventis - ADR                                    25,748,130
    250,000  Shire Pharmaceuticals Group plc - ADR                   12,347,500
    200,000  Teva Pharmaceutical Industries Ltd. - ADR                6,818,000
    336,500  ViroPharma, Inc.(a)                                      4,095,205
    350,000  Wyeth                                                   17,794,000
                                                                 ---------------
                                                                    351,868,905
                                                                 ---------------
             SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.82%
    146,900  Cabot Microelectronics Corp.(a)                          4,233,658
  1,250,000  Emulex Corp.(a)                                         22,712,500
  1,000,000  Intel Corp.                                             20,570,000
    117,100  Microchip Technology, Inc.                               3,796,382
     38,400  Nanometrics, Inc.(a)                                       355,200
    857,900  NVIDIA Corp.(a)                                         25,385,261
  1,588,300  OmniVision Technologies, Inc.(a)                        22,665,041
  2,574,975  Taiwan Semiconductor Manufacturing Co. Ltd. - ADR       24,719,760
  1,000,000  Veeco Instruments, Inc.(a)                              20,150,000
                                                                 ---------------
                                                                    144,587,802
                                                                 ---------------
             SOFTWARE -- 2.62%
     86,700  BEA Systems, Inc.(a)                                     1,317,840
    150,000  Citrix Systems, Inc.(a)                                  5,431,500
    585,000  Intuit, Inc.(a)                                         18,772,650
    800,000  Microsoft Corp.                                         21,864,000
  1,750,000  Oracle Corp.(a)                                         31,045,000
                                                                 ---------------
                                                                     78,430,990
                                                                 ---------------
             SPECIALTY RETAIL -- 4.74%
    111,300  Barnes & Noble, Inc.                                     4,222,722
     28,900  BJ's Wholesale Club, Inc.(a)                               843,302
    239,290  GameStop Corp.(a)                                       10,698,656
    290,000  Gap, Inc. (The)                                          5,495,500
  1,700,000  Home Depot, Inc. (The)                                  61,659,000
  1,150,000  Limited Brands, Inc.                                    30,463,500
    250,000  Men's Wearhouse, Inc. (The)                              9,302,500
    700,000  TJX Cos., Inc. (The)                                    19,621,000
                                                                 ---------------
                                                                    142,306,180
                                                                 ---------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 96.44% (CONTINUED)                      VALUE
================================================================================
             TEXTILES & APPAREL -- 2.03%
    600,000  NIKE, Inc. - Class B                                $   52,572,000
    557,000  Pacific Sunwear of California, Inc.(a)                   8,399,560
                                                                 ---------------
                                                                     60,971,560
                                                                 ---------------
             WIRELESS TELECOMMUNICATIONS SERVICES -- 1.13%
    770,600  Amdocs Ltd.(a)                                          30,515,760
     95,400  China Mobile Ltd. - ADR                                  3,372,390
                                                                 ---------------
                                                                     33,888,150
                                                                 ---------------

             TOTAL COMMON STOCKS (Cost $2,722,543,200)           $2,892,481,645
                                                                 ---------------

================================================================================
    UNITS    UNIT TRUSTS -- 0.00%                                     VALUE
================================================================================
      2,700  Penn West Energy Trust (Cost $112,307)              $       99,144
                                                                 ---------------

================================================================================
 CONTRACTS   PUT OPTION CONTRACTS -- 1.03%                            VALUE
================================================================================
      8,000  Russell 2000 Index Option, 12/16/2006 at $700       $   14,400,000
      6,000  S&P 500 Index Option, 12/16/2006 at $1,250               4,794,000
     11,000  S&P 500 Index Option, 12/16/2006 at $1,270              11,715,000
                                                                 ---------------
             TOTAL PUT OPTION CONTRACTS (Cost $57,337,500)       $   30,909,000
                                                                 ---------------

             TOTAL INVESTMENTS AT VALUE -- 97.47%
              (Cost $2,779,993,007)                              $2,923,489,789
                                                                 ---------------

================================================================================
   SHARES    MONEY MARKET FUNDS -- 8.52%                              VALUE
================================================================================
255,168,983  First American Treasury Obligations Fund - Class A
              (Cost $255,168,983)                                $  255,168,983
                                                                 ---------------

             TOTAL INVESTMENTS AND MONEY MARKET FUNDS AT VALUE --
              105.99% (Cost $3,035,161,990)                      $3,178,658,772

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.99%)      (179,532,632)
                                                                 ---------------

             NET ASSETS -- 100.00%                               $2,999,126,140
                                                                 ===============


(a) Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to Portfolio of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
SEPTEMBER 30, 2006 (UNAUDITED)

============================================================================================
                                                                   VALUE OF      PREMIUMS
 CONTRACTS   WRITTEN CALL OPTIONS                                  OPTIONS       RECEIVED
============================================================================================
      8,000  Russell 2000  Index Option, 12/16/2006 at $700  $   38,560,000   $  35,748,000
      6,000  S&P 500  Index Option, 12/16/2006 at $1,250         60,738,000      47,631,000
     11,000  S&P 500  Index Option, 12/16/2006 at $1,270         92,499,000      70,823,500
                                                             ---------------  --------------
                                                             $  191,797,000   $ 154,202,500
                                                             ==============   ==============

See accompanying notes to Portfolio of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS -- 22.50%                                  VALUE
================================================================================
             ELECTRICAL EQUIPMENT -- 0.85%
     35,000  Endesa S.A. - ADR                                   $    1,491,000
                                                                 ---------------

             ELECTRIC UTILITIES -- 2.05%
     25,000  Korea Electric Power Corp. - ADR                           488,750
     37,500  MDU Resources Group, Inc.                                  837,750
     40,000  OGE Energy Corp.                                         1,444,400
     20,000  SCANA Corp.                                                805,400
                                                                 ---------------
                                                                      3,576,300
                                                                 ---------------
             GAS UTILITIES -- 0.81%
     45,000  WGL Holdings, Inc.                                       1,410,300
                                                                 ---------------

             METALS & MINING -- 18.79%
    100,000  AngloGold Ashanti Ltd. - ADR                             3,774,000
    325,000  Barrick Gold Corp.                                       9,984,000
    250,000  Compania de Minas Buenaventura S.A.u. - ADR              6,750,000
     35,000  Goldcorp, Inc.                                             826,000
     75,000  Harmony Gold Mining Co.                                    969,750
    200,000  Newmont Mining Corp.                                     8,550,000
     50,000  Randgold Resources Ltd. - ADR(a)                         1,018,000
     75,000  Stillwater Mining Co.(a)                                   630,000
     35,000  USEC, Inc.                                                 337,400
                                                                 ---------------
                                                                     32,839,150
                                                                 ---------------

             TOTAL COMMON STOCKS (Cost $39,604,479)              $   39,316,750
                                                                 ---------------

================================================================================
 PAR VALUE   U.S. TREASURY OBLIGATIONS -- 67.24%                      VALUE
================================================================================
             U.S. TREASURY BILLS -- 22.80%
$25,000,000  Discount note, due 10/19/2006                       $   24,946,700
 15,000,000  Discount note, due 11/24/2006                           14,896,695
                                                                 ---------------
                                                                     39,843,395
                                                                 ---------------

             U.S. TREASURY INFLATION-PROTECTION NOTES -- 44.44%
 30,940,650  3.375%, due 01/15/2012                                  32,577,132
 22,634,000  3.00%, due 07/15/2012                                   23,490,742
 22,024,800  2.00%, due 01/15/2014                                   21,610,976
                                                                 ---------------
                                                                     77,678,850
                                                                 ---------------

             TOTAL U.S. TREASURY OBLIGATIONS (Cost $118,795,537) $  117,522,245
                                                                 ---------------

HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE       U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.46%          VALUE
================================================================================
                 FEDERAL FARM CREDIT BANK -- 0.22%
$       400,000  2.625%, due 09/24/2007                          $      390,557
                                                                 ---------------

                 FEDERAL HOME LOAN BANK -- 0.28%
        500,000  5.70%, due 04/16/2018                                  493,829
                                                                 ---------------

                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.96%
JPY 600,000,000  2.125%, due 10/09/2007                               5,167,638
                                                                 ---------------

                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (Cost $6,251,531)                              $    6,052,024
                                                                 ---------------

                 TOTAL INVESTMENTS AT VALUE - 93.20%
                  (Cost $164,651,547)                            $  162,891,019
                                                                 ---------------

================================================================================
   SHARES    MONEY MARKET FUNDS -- 6.08%                              VALUE
================================================================================
 10,621,792  First American Treasury Obligations Fund - Class A
              (Cost $10,621,792)                                 $   10,621,792
                                                                 ---------------

             TOTAL INVESTMENTS AND MONEY MARKET FUNDS AT VALUE --
              99.28% (Cost $175,273,339)                         $  173,512,811

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.72%           1,265,500
                                                                 ---------------

             NET ASSETS -- 100.00%                               $  174,778,311
                                                                 ===============

     (a)  Non-income producing security.
     ADR  American Depositary Receipt
     JPY  Japanese Yen

See accompanying notes to Portfolio of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)


1. SECURITIES AND OPTIONS VALUATION

The portfolio securities of the Hussman Strategic Growth Fund and the Hussman Total Return Fund are valued at market value as of the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and asked prices. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.

Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at a price between the closing bid and ask prices determined by the investment adviser to the Funds to most closely reflect market value as of the time of computation of net asset value. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally shall be valued at the mean of their closing bid and asked prices. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

HUSSMAN INVESTMENT TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.



2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.



3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2006:

                                                               Hussman Strategic
                                    Hussman Strategic                Total
                                      Growth Fund                Return Fund
                                   -------------------        ------------------

Cost of portfolio investments
   and written options              $  2,625,790,507            $  175,273,339
                                   ===================        ==================

Gross unrealized appreciation       $    277,751,943            $    3,711,381

Gross unrealized depreciation           (171,849,661)               (5,471,909)
                                   -------------------        ------------------

Net unrealized appreciation         $    105,902,282            $   (1,760,528)
                                   ===================        ==================

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Hussman Investment Trust
             -------------------------------------------------------------------


By (Signature and Title)*   /s/ John P. Hussman
                           -----------------------------------------------------
                           John P. Hussman, President


Date          November 29, 2006
      -----------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/ John P. Hussman
                           -----------------------------------------------------
                           John P. Hussman, President

Date          November 29, 2006
      -----------------------------------




By (Signature and Title)*   /s/ Mark J. Seger
                           -----------------------------------------------------
                            Mark J. Seger, Treasurer

Date          November 29, 2006
      ------------------------------------------



* Print the name and title of each signing officer under his or her signature.